Collaborative Arrangements and Licensing Agreements - Additional Information (Details) - USD ($) $ in Thousands									3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 12, 2024	Dec. 20, 2023	Sep. 28, 2023	Aug. 05, 2021	May 01, 2021	Jan. 05, 2021	Apr. 29, 2020	Jan. 31, 2019	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Initial transaction price of upfront payment			$ 7,000
Payment Deposit Fee Received										$ 700
Revenues									$ 0		$ 800	$ 3,500	$ 7,962
License [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Amount of limited payment for discharge agreement					$ 20,000
IMG 013 Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront consideration payment	$ 3,500
Amount received from the upfront payment	3,500
Collaboration revenue												3,500
IMG 013 Agreement Based On Development And Milestone | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront consideration payment	66,000								66,000
IMG 013 Agreement Based On Development And Milestone | Minimum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront consideration payment	63,000								63,000
IMG 013 Agreement Based On Sales Milestone
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront consideration payment	285,000
Celexor Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront consideration payment			$ 7,000
Issuance of common stock for underwritten registered offering, net of offering costs, Shares			1,223,300
Issuance of common stock for underwritten registered offering, net of offering costs			$ 900
Collaboration revenue													7,900
Celexor Agreement | Celexor Series Seed-2 Preferred Shares
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Issuance of common stock for underwritten registered offering, net of offering costs, Shares			1,223,300
Issuance of common stock for underwritten registered offering, net of offering costs			$ 900
Preferred shares			900
Celexor Agreement Based On Development And Milestone
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront consideration payment			112,000
Celexor Agreement Based On Sales Milestone
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront consideration payment			$ 175,000
Img 008 Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront consideration payment	6,500								700
Payment For One Time Settlement Amount									100
Deposit Of Upfront Payment												700
Kissei Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront payment				$ 1,000
Payment for agreement				2,000
Amount of limited payment for discharge agreement		$ 2,000
Kissei Agreement Based On Development And Milestone [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront consideration payment				40,000
Kissei Agreement Based On Sales Milestone [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront consideration payment				$ 12,000
Hutchmed Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Issuance of common stock for underwritten registered offering, net of offering costs												14,000
Hutchmed Agreement [Member] | License [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License fee						$ 20,000
Affibody Agreement [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront payment							$ 10,000
Affibody Agreement Based On Development And Milestone [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront consideration payment					92,500		37,500
Affibody Agreement Based On Sales Milestone [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront consideration payment					$ 135,000		178,000
global Development Regulatory and Salesbased Milestones [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Additional Amount Eligible to Receive Under Agreement							$ 36,000
Hutchmed Agreement Based On Development And Milestone [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront consideration payment						$ 92,500
Issuance of common stock for underwritten registered offering, net of offering costs, Shares					140,636,592	140,636,592
Issuance of common stock for underwritten registered offering, net of offering costs												14,000
Hutchmed Agreement Based On Sales Milestone [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront consideration payment						$ 135,000
IMG 008Agreement Based On Development And Milestone [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront consideration payment	86,500
IMG 008Agreement Based On Sales Milestone [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront consideration payment	$ 285,000
IKENA ONCOLOGY INC
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Issuance of common stock for underwritten registered offering, net of offering costs													37,421
Preferred shares									$ 0		$ 0	0	0
Collaboration revenue												$ 0	9,160
IKENA ONCOLOGY INC | Bristol Myers Squibb Collaboration Agreement and Stock Purchase Agreement | BMS
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront consideration payment								$ 95,000
IKENA ONCOLOGY INC | Bristol Myers Squibb Collaboration Agreement and Stock Purchase Agreement | BMS | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Milestone payments eligible to receive								450,000
IKENA ONCOLOGY INC | Bristol Myers Squibb Collaboration Agreement and Stock Purchase Agreement | BMS | IK-175
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Amount eligible to receive in case of exercise of options								50,000
IKENA ONCOLOGY INC | Bristol Myers Squibb Collaboration Agreement and Stock Purchase Agreement | BMS | IK-412
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Amount eligible to receive in case of exercise of options								40,000
IKENA ONCOLOGY INC | Bristol Myers Squibb Collaboration Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Transaction price allocated to revenue arrangement								78,700
Revenue recognized which were previously included in deferred revenue													$ 9,200
IKENA ONCOLOGY INC | Bristol Myers Squibb Collaboration Agreement | BMS
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront consideration payment								$ 78,700